Income Taxes (Statutory Rate and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income taxes at The Netherlands statutory rate amounts	$ 36,288	$ 24,053	$ 44,146
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.50%
Earnings of subsidiaries taxed at different rates, amounts	5,180	3,204	7,710
Earnings of subsidiaries taxed at different rates, rate	3.60%	3.30%	4.50%
Tax impact from permanent items, amounts	4,854	5,989	3,295
Tax impact from permanent items, rate	3.40%	6.20%	1.90%
Tax impact from tax exempt income, amounts	(36,969)	(23,382)	(10,283)
Tax impact from tax exempt income, rate	(25.50%)	(24.30%)	(6.00%)
Tax contingencies, net, amounts	2,729	(1,675)	(1,269)
Tax contingencies, net, rate	1.90%	(1.70%)	(0.70%)
Taxes due to changes in tax rates, amounts	(1,086)	(3,521)	(1,400)
Taxes due to changes in tax rates, rate	(0.80%)	(3.70%)	(0.80%)
Taxes due to changes in tax laws	2,697	0	0
Taxes due to changes in tax laws, rate	1.90%	0.00%	0.00%
Restructuring, amount	0	0	(12,903)
Restructuring, rate	0.00%	0.00%	(7.50%)
Income Tax Reconciliation, Prior Year Income Taxes	2,805	(2,632)	476
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	1.90%	(2.70%)	0.30%
Other items, net, amounts	(882)	(773)	(962)
Other items, net, rate	(0.60%)	(0.80%)	(0.60%)
Total provision for income taxes	$ 15,616	$ 1,263	$ 28,810
Total provision for income taxes, rate	10.80%	1.30%	16.60%